PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net, consist of the following:

	December 31,
	2011	2012
Cost
Buildings and plant	$222,690,125	$437,805,571
Machinery and equipment	261,834,469	344,782,948
Furniture, fixtures and equipment	4,119,045	9,233,575
Motor vehicles	591,714	519,923
Less: Accumulated depreciation	(96,375,060)	(133,746,851)

Property, plant and equipment, net	$392,860,293	$658,595,166
Construction in process	243,614,398	19,300,108

Total	$636,474,691	$677,895,274